Dividends (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Dividends [Abstract]
Dividends paid	$ 0	$ 0
Dividends recommended or declared	$ 0	$ 0